QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 27, 2018
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2018 and 2017 (in thousands, except per share amounts):

	Fiscal Year Ended June 27, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$739,390	$766,400	$812,534	$817,093
Income before provision for income taxes	$15,149	$41,142	$58,916	$55,015
Net income	$9,877	$25,366	$46,916	$43,723
Basic net income per share	$0.20	$0.55	$1.03	$1.03
Diluted net income per share	$0.20	$0.54	$1.02	$1.01
Basic weighted average shares outstanding	48,293	46,432	45,433	42,649
Diluted weighted average shares outstanding	48,732	46,880	45,973	43,469

	Fiscal Year Ended June 28, 2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$758,492	$771,043	$810,641	$810,661
Income before provision for income taxes	$32,966	$48,268	$59,612	$67,662
Net income	$23,233	$34,637	$42,369	$50,584
Basic net income per share	$0.42	$0.70	$0.87	$1.03
Diluted net income per share	$0.42	$0.69	$0.86	$1.02
Basic weighted average shares outstanding	54,844	49,833	48,954	48,917
Diluted weighted average shares outstanding	55,576	50,480	49,506	49,435

Net income for fiscal 2018 included restaurant impairment charges of $7.2 million, $2.0 million, and $1.8 million in the first, second, and fourth quarters of fiscal 2018, respectively. We recorded additional lease and other costs associated with closed restaurants of $0.2 million, $4.3 million, $2.8 million, and $0.2 million in the first, second, third, and fourth quarters of fiscal 2018, respectively. Hurricane related costs, net of recoveries of $4.6 million, $0.6 million and $0.2 million, and net recoveries of $0.4 million were recorded in the first, second, third, and fourth quarters of fiscal 2018, respectively. Cyber security incident charges related to professional services of $2.0 million were recorded in the fourth quarter of fiscal 2018. Sale leaseback transaction charges of $2.0 million were recorded in the fourth quarter of fiscal 2018 related to legal, accounting, and other consulting fees. Lease guarantee charges of $1.4 million and $0.5 million were recorded in the second and third quarters of fiscal 2018, respectively. Accelerated depreciation related to long-lived assets to be disposed of $0.5 million was recorded in each quarter of fiscal 2018. Remodel-related costs of $1.4 million were recorded in the fourth quarter of fiscal 2018. Foreign currency transaction losses of $0.9 million and $1.2 million were recorded in the second and fourth quarters of fiscal 2018, respectively, and foreign currency transaction gains of $0.9 million were recorded in the third quarter of fiscal 2018. Gains on the sale of property of $0.3 million were recorded in the second quarter of fiscal 2018. Furthermore, we recorded severance charges of $0.3 million in the fourth quarter of fiscal 2018.
Net income for fiscal 2017 included severance charges of $0.3 million, $5.9 million and $0.4 million in the first, third and fourth quarters of fiscal 2017, respectively. Restaurant impairment charges of $1.9 million and $3.3 million were recorded in the second and fourth quarters, respectively. We also recorded additional lease and other costs associated with closed restaurants of $2.5 million, $0.3 million, $0.8 million and $0.5 million in the first, second, third and fourth quarters of fiscal 2017, respectively. We incurred professional fees and severance expenses of $2.5 million and $0.2 million in the first and second quarters, respectively, related to our information technology restructuring. We also recorded gains on the sale of property of $2.6 million in the second quarter of fiscal 2017. Additionally, we recorded accelerated depreciation related to long-lived assets to be disposed of $0.7 million, $0.7 million and $0.6 million in the first, second and fourth quarters of fiscal 2017, respectively. Furthermore, we recorded consulting fees of $2.4 million and lease guarantee charges of $1.1 million in the fourth quarter of fiscal 2017.